Fair Value - Narrative items (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) securities		Dec. 31, 2022 USD ($) securities
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		$ 3,251,412		$ 3,117,861
Total fund investments	[1]	2,193,039		2,111,930
Corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		1,372,846	[2]	1,302,807
Individually managed private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		1,100,000		1,000,000
Minimum threshold for inclusion in managed loan portfolio		300,000		300,000
Other private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		300,000		300,000
Public equity funds
Fair Value - Other Details [Line Items]
Total fund investments	[1]	648,080		629,125
Public equity funds | Three years
Fair Value - Other Details [Line Items]
Total fund investments		575,000		422,000
Multi-strategy funds
Fair Value - Other Details [Line Items]
Total fund investments	[1]	661,784		689,004
Multi-strategy funds | Quarterly Redemption Rights
Fair Value - Other Details [Line Items]
Total fund investments		235,000		$ 314,000
Other invested assets
Fair Value - Other Details [Line Items]
Equity method investments		$ 213,000
Other invested assets | Corporate loans
Fair Value - Other Details [Line Items]
Number of securities transferred into level 3 | securities				5
Transfers into level 3				$ 15,000
Number of securities transferred out of level 3 | securities		15		5
Transfers out of level 3		$ 43,000		$ 9,000

[1]	The table above only reflects the Company's investments valued at fair value based on the NAV practical expedient, which includes fund investments of $845 million included in Equities and $1,348 million included in Other invested assets at December 31, 2023 and fund investments of $840 million included in Equities and $1,272 million included in Other invested assets at December 31, 2022.
[2]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under externally managed mandates with a fair value of $1.1 billion and $1.0 billion at December 31, 2023 and 2022, respectively. The mandates primarily invest in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.3 billion and $0.3 billion of other privately issued corporate loans at December 31, 2023 and 2022, respectively.